Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands, item in Millions	1 Months Ended												12 Months Ended				24 Months Ended
	Oct. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 EUR (€) item	Nov. 30, 2020 USD ($) item	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2020 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Notes to the consolidated financial statements
Income from release of governmental contract liabilities	€ 574,502															€ 574,502
Receipts from grants from government agencies and similar bodies																93,531
Advance Purchase Agreement with European Commission
Notes to the consolidated financial statements
Number of doses of SARS-CoV-2 advance purchase by the Member States under agreement | item				225	225
Upfront Payment Received	450,000			€ 450,000
Payment of accrued other liabilities of upfront payment													€ 4,114
Maximum grant	€ 0
Accrued other liability for up-front payment															€ 4,114
GSK
Notes to the consolidated financial statements
Compensation consist for set-up activities															20,500
Reimbursement of prepayments															12,000
German Federal Ministry of Education and Research
Notes to the consolidated financial statements
Remaining grant income																65,000
Income from release of governmental contract liabilities													0		0	65,218
Maximum grant																		€ 252,000
Milestone payment received																	€ 196,300
German Federal Ministry of Education and Research | Miscellaneous other operating income
Notes to the consolidated financial statements
Remaining grant income													3,064
Coalition for Epidemic Preparedness Innovations
Notes to the consolidated financial statements
Maximum grant | $																			$ 15,300	$ 8,300
Maximum amount under the partnership agreement | $								$ 34,000
Term of the partnership agreement								3 years
Period for which the costs are to be covered								6 months
Reimbursement of approved expenses													3		42	688
Grants received and deferred													305		309
Maximum unspent funds reimbursable | $														$ 1,000
Bill & Melinda Gates Foundation (BMGF)
Notes to the consolidated financial statements
Receipts from grants from government agencies and similar bodies											€ 614	$ 653
Number of additional grants received									2	2
Amortization of the grants																488
Repayment of grant received from government													217
Grants received and deferred													1,430
Bill & Melinda Gates Foundation (BMGF), Grant for development of a universal influenza vaccine
Notes to the consolidated financial statements
Receipts from grants from government agencies and similar bodies				280	$ 322	€ 486	$ 540		€ 852	$ 1,000
Bill & Melinda Gates Foundation (BMGF), Grant for malaria vaccine
Notes to the consolidated financial statements
Receipts from grants from government agencies and similar bodies		€ 1,208	$ 1,449	€ 1,208	$ 1,449				€ 673	$ 800
Amortization of the grants													€ 66		167
Grants received and deferred															€ 1,712
Bundesministerium fr Bildung und Forschung
Notes to the consolidated financial statements
Income from release of governmental contract liabilities																€ 124,000